Share-Based Compensation - Schedule of unvested restricted stock units (Details) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2026 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested at beginning of period | shares	0
Granted | shares	128,514
Vested | shares	(22,074)
Unvested at end of period | shares	106,440
Weighted Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 0
Weighted Average Grant Date Fair Value, Granted | $ / shares	24.03
Weighted Average Grant Date Fair Value, Vested | $ / shares	22.88
Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 24.27